ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - (Disclosure of accounts payables and accrued liabilities) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Accounts payable	$ 2,992,928	$ 1,408,210
Accrued liabilities	549,747	114,336
Excise tax payable	4,153,096	0
Income tax payable	89,658	0
Sales tax payable	759,619	306,479
Total trade and other current payables	$ 8,545,048	$ 1,829,025